ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION	3 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION
ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION
Organization. Summit Midstream Partners, LP ("SMLP" or the "Partnership"), a Delaware limited partnership, is a growth-oriented limited partnership focused on developing, owning and operating midstream energy infrastructure assets that are strategically located in the core producing areas of unconventional resource basins, primarily shale formations, in North America.
SMLP and its subsidiaries are managed and operated by the board of directors and executive officers of Summit Midstream GP, LLC (the "general partner"). Summit Investments, as the ultimate owner of our general partner, controls us and has the right to appoint the entire board of directors of our general partner, including our independent directors. Our operations are conducted through, and our operating assets are owned by, various wholly-owned operating subsidiaries. Neither SMLP nor its subsidiaries have any employees. All of the personnel that conduct our business are employed by the general partner and its subsidiaries, but these individuals are sometimes referred to as our employees.
As of March 31, 2015, Summit Midstream Partners Holdings, LLC ("SMP Holdings"), a wholly owned subsidiary of Summit Investments, held 5,293,571 SMLP common units, all of our subordinated units, all of our general partner units representing a 2% general partner interest in SMLP and all of our incentive distribution rights ("IDRs").
On May 18, 2015, the Partnership acquired certain crude oil and produced water gathering systems and under-development transmission pipelines held by Polar Midstream, LLC ("Polar Midstream") and Epping Transmission Company, LLC ("Epping") located in the Williston Basin (collectively the "Polar and Divide system") from SMP Holdings (the "Polar and Divide Drop Down"). Polar Midstream and Epping are Delaware limited liability companies formed in April 2014.
Polar Midstream's assets were carved out of Meadowlark Midstream Company, LLC ("Meadowlark Midstream"), a subsidiary of Summit Investments, immediately prior to the Polar and Divide Drop Down. Concurrent with the closing of the Polar and Divide Drop Down, Epping became a wholly owned subsidiary of Polar Midstream and SMLP contributed Polar Midstream (including Epping) to Bison Midstream, LLC ("Bison Midstream"). Because the Polar and Divide system was acquired from subsidiaries of Summit Investments, it was deemed a transaction among entities under common control. Common control began in (i) February 2013 for Polar Midstream and (ii) April 2014 for Epping.
Business Operations. We provide natural gas gathering, treating and processing services as well as crude oil and produced water gathering services pursuant to primarily long-term and fee-based agreements with our customers. Our results are driven primarily by the volumes of natural gas that we gather, treat, compress and process as well as by the volumes of crude oil and produced water that we gather. Our gathering systems and the unconventional resource basins in which they operate are as follows:

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Mountaineer Midstream gathering system ("Mountaineer Midstream"), a natural gas gathering system, operating in the Appalachian Basin, which includes the Marcellus Shale formation in northern West Virginia;

•	Bison Midstream, an associated natural gas gathering system, operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

•	the Polar and Divide system ("Polar and Divide"), a crude oil and produced water gathering system and transmission pipelines (under development) located in the Williston Basin;

•	DFW Midstream Services LLC ("DFW Midstream"), a natural gas gathering system, operating in the Fort Worth Basin, which includes the Barnett Shale formation in north-central Texas; and

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Grand River Gathering, LLC ("Grand River Gathering"), a natural gas gathering and processing system, operating in the Piceance Basin, which includes the Mesaverde formation and the Mancos and Niobrara shale formations in western Colorado and eastern Utah.

Our operating subsidiaries, which are wholly owned by our wholly owned subsidiary, Summit Midstream Holdings, LLC ("Summit Holdings"), are: DFW Midstream (which includes Mountaineer Midstream); Bison Midstream (and its wholly owned subsidiaries Polar Midstream and Epping); and Grand River Gathering (and its wholly owned subsidiary Red Rock Gathering Company, LLC ("Red Rock Gathering")). All of our operating subsidiaries are focused on the development, construction and operation of natural gas gathering and processing systems and crude oil and produced water gathering systems.
Presentation and Consolidation. We prepare our unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"). These principles are established by the Financial Accounting Standards Board (the "FASB"). The unaudited condensed consolidated financial statements include the assets, liabilities, and results of operations of SMLP and its subsidiaries. All intercompany transactions among the consolidated entities have been eliminated in consolidation.
We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenue and expense, and the disclosure of contingencies. Although management believes these estimates are reasonable, actual results could differ from its estimates.
These unaudited condensed consolidated financial statements have been prepared pursuant to the rules and the regulations of the Securities and Exchange Commission (the "SEC"). Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations. We believe that the disclosures made are adequate to make the information not misleading. In the opinion of management, the unaudited condensed consolidated financial statements contain all adjustments, including normal recurring accruals, which are necessary to fairly present the unaudited condensed consolidated balance sheet as of March 31, 2015, the unaudited condensed consolidated statements of operations, partners' capital and cash flows for the three-month periods ended March 31, 2015 and 2014. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto that are included in our annual report on Form 10-K for the year ended December 31, 2014 as filed with the SEC on March 2, 2015, and as updated and superseded by our current report on Form 8-K dated September 11, 2015 (the "2014 Annual Report"). The results of operations for an interim period are not necessarily indicative of results expected for a full year.
SMLP recognized its acquisitions of (i) Polar Midstream and Epping and (ii) Red Rock Gathering (the "Red Rock Drop Down") at Summit Investments' historical cost of construction or fair value of assets and liabilities at acquisition because the acquisitions were executed by entities under common control. The excess of Summit Investments' net investment in Polar Midstream and Epping was recognized as an addition to partners' capital. The excess of the purchase price paid by SMLP over Summit Investments' net investment in Red Rock Gathering was recognized as a reduction to partners' capital. Due to the common control aspect, the Polar and Divide Drop Down and the Red Rock Drop Down were accounted for by the Partnership on an “as-if pooled” basis for the periods during which common control existed. For the purposes of these unaudited condensed consolidated financial statements, SMLP's results of operations reflect the results of operations of Polar Midstream, Epping and Red Rock Gathering for all periods presented.
The financial position, results of operations and cash flows of Polar Midstream included herein have been derived from the accounting records of Meadowlark Midstream on a carve-out basis. The majority of the assets and liabilities allocated to Polar Midstream have been specifically identified based on Meadowlark Midstream’s existing divisional organization. Goodwill was allocated to Polar Midstream based on initial purchase accounting estimates. Revenues and depreciation and amortization have been specifically identified based on Polar Midstream's relationship to Meadowlark Midstream’s existing divisional structure. Operation and maintenance and general and administrative expenses have been allocated to Polar Midstream based on volume throughput. These allocations and estimates were based on methodologies that management believes are reasonable. The results reflected herein, however, may not reflect what Polar Midstream’s financial position, results of operations or cash flows would have been if Polar Midstream been a stand-alone company.
Reclassifications. Certain reclassifications have been made to prior-year amounts to conform to the current-year presentation. We evaluated our classification of revenues and concluded that creating an “other revenues” category would provide reporting that was more reflective of our results of operations and how we manage our business. As such, certain revenue transactions that represented the “and other” portions of (i) gathering services and (ii) natural gas, NGLs and condensate sales have been reclassified to other revenues. Other revenues also includes the amortization expense associated with our favorable and unfavorable gas gathering contracts. The amounts reclassified to other revenues for each period presented can be determined based on the total of the other revenues line item and the amount of amortization of favorable and unfavorable gas gathering contracts disclosed in Note 5. We also evaluated our historical classification of electricity expense for Bison Midstream. In connection with the reclassification of certain revenues noted above and to be consistent with the classification of pass-through electricity expense for our other operating segments, we reclassified pass-through electricity expenses for Bison Midstream ($1.3 million and $0.9 million for the three months ended March 31, 2015 and 2014, respectively) from costs of natural gas and NGLs to operation and maintenance. These reclassifications had no impact on total revenues, total costs and expenses, net income, total partners' capital or segment adjusted EBITDA.